Employee Benefit Plan, Fully-Benefit Responsive Investment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-004 [ASSP]
Investments [Line Items]
EBP, Interest Bearing Cash	$ 2,699	$ 2,529